INCOME TAXES - INCOME TAX RATE RECONCILIATION (DETAILS)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Notes to Financial Statements [Abstract]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Country mix impacts of foreign operations	(8.00%)	(7.50%)	(7.10%)
Changes in uncertain tax positions	(3.50%)	(0.40%)	(1.30%)
Patient Protection and Affordable Care Act	0.00%	1.00%	0.00%
Other	(1.20%)	(0.80%)	(0.70%)
EFFECTIVE INCOME TAX RATE	22.30%	27.30%	25.90%